Deferred Charges, net	6 Months Ended
Jun. 30, 2024
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$1,420,574
Additions	738,274
Amortization	(197,494)
Disposals	(1,262,792)
Balance June 30, 2024	$698,562

As of June 30, 2024, the M/T Wonder Mimosa was undergoing its scheduled drydocking repairs.